Vessel Operating Expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Vessel Operating Expenses [Abstract]
Crew & crew related costs	$ 2,740	$ 2,958
Repairs & maintenance, spares, stores, classification, chemicals & gases, paints, victualling	1,330	1,362
Lubricants	182	332
Insurances	291	439
Annual taxes and registration fees	87	128
Other	417	361
Total vessel operating expenses	$ 5,047	$ 5,580